Related party transactions (Tables)	12 Months Ended
Aug. 31, 2024
Related party transactions
Summarizes the related party transactions and the amounts due to and from related parties

	2024	2023	2022
	$	$	$
Expenses
Research and Development
Mac Engineering, SASU	2,759,362	545,892	666,178

Office salaries and benefits
Montana Strategies Inc.	—	29,059	62,462

	2024	2023	2022
	$	$	$
Wages	1,856,453	2,447,827	2,324,770
Share-based payments – capital stock	115,577	433,263	—
Share-based payments – stock options	141,797	382,196	2,560,031
	2,113,827	3,263,286	4,884,801

	2024	2023
	$	$
Share subscription receivable
9335-1427 Quebec Inc.	25,000	25,000
Alexandre Mongeon	14,200	14,200
	39,200	39,200

Current advances to (from) related party
Alexandre Mongeon	(84,616)	20,135

Amounts due to related parties included in trade and other payable
Alexandre Mongeon	86,152	19,384
Xavier Montagne	11,615	10,454
Raffi Sossoyan	11,500	—
Patrick Bobby	—	13,847
Kulwant Sandher	—	8,654
California Electric Boat Company	197,862	—
Mac Engineering, SASU	1,006,541	9,935
	1,313,670	62,274